UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2009

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  April 2, 2009

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$205,041

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      249  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102     3515 181556.21SH       SOLE                181556.21
ALBERTO-CULVER CO              com              013078100     7128 315240.00SH       SOLE                315240.00
AMETEK INC NEW                 com              031100100     4172 133416.00SH       SOLE                133416.00
ANSYS, INC.                    com              03662q105     4286 170746.00SH       SOLE                170746.00
APOLLO GROUP INC.              com              037604105     8571 109423.00SH       SOLE                109423.00
AUTOMATIC DATA PROCESSING      com              053015103     9354 266047.00SH       SOLE                266047.00
BERKSHIRE HATHAWAY CL B        com              846702074      285   101.00 SH       SOLE                   101.00
C.H. ROBINSON WORLDWIDE INC NE com              12541w209     1544 33850.00 SH       SOLE                 33850.00
CARDINAL HEALTH INC            com              14149y108     2277 72318.00 SH       SOLE                 72318.00
CHATTEM INC                    com              162456107     3052 54450.00 SH       SOLE                 54450.00
CINTAS CORP                    com              172908105     1687 68231.00 SH       SOLE                 68231.00
CISCO SYSTEMS INC              com              17275r102     5314 316881.00SH       SOLE                316881.00
COVANCE INC                    com              222816100     4117 115545.00SH       SOLE                115545.00
CROSSTEX ENERGY L P            com              22765u102       19 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     7427 136971.13SH       SOLE                136971.13
ECOLAB INC                     com              278865100     6505 187305.00SH       SOLE                187305.00
EXXON MOBIL CORP               com              30231g102      792 11624.00 SH       SOLE                 11624.00
FISERV INC                     com              337738108     9678 265450.00SH       SOLE                265450.00
GENERAL ELECTRIC               com              369604103     2984 295158.00SH       SOLE                295158.00
ILLINOIS TOOL WORKS INC        com              452308109     5577 180778.00SH       SOLE                180778.00
INTEL CORP                     com              458140100      211 14064.00 SH       SOLE                 14064.00
JOHNSON & JOHNSON              com              478160104     8879 168804.00SH       SOLE                168804.00
MARSHALL & ILSLEY CORPORATION  com              571837103     1714 304486.00SH       SOLE                304486.00
MEDTRONIC INC                  com              585055106     7829 265649.00SH       SOLE                265649.00
MICROSOFT CORP                 com              594918104     6450 351095.00SH       SOLE                351095.00
NORTHERN TRUST CORP            com              665859104     5679 94932.00 SH       SOLE                 94932.00
OMNICOM GROUP INC              com              681919106     5110 218384.00SH       SOLE                218384.00
ORACLE CORPORATION             com              68389x105     3466 191827.00SH       SOLE                191827.00
PATTERSON COMPANIES            com              703395103     3242 171905.00SH       SOLE                171905.00
PAYCHEX INC                    com              704326107     8301 323370.00SH       SOLE                323370.00
PEPSICO INC                    com              713448108     5222 101443.00SH       SOLE                101443.00
PFIZER INC                     com              717081103      431 31659.00 SH       SOLE                 31659.00
PRIVATEBANCORP INC             com              742962103     4052 280250.00SH       SOLE                280250.00
PROCTER & GAMBLE CO            com              742718109     6960 147808.00SH       SOLE                147808.00
RESMED INC                     com              761152107     6763 191365.00SH       SOLE                191365.00
SCHLUMBERGER LTD               com              806857108     2348 57800.00 SH       SOLE                 57800.00
STARBUCKS CORP                 com              855244109     2433 219000.00SH       SOLE                219000.00
STERICYCLE INC                 com              858912108     5442 114024.00SH       SOLE                114024.00
STRATASYS INC                  com              862685104     2632 318282.00SH       SOLE                318282.00
STRYKER CORP                   com              863667101     4258 125095.00SH       SOLE                125095.00
SYSCO CORPORATION              com              871829107     7846 344112.00SH       SOLE                344112.00
TARGET CORP                    com              87612e106     5691 165495.00SH       SOLE                165495.00
TETON ENERGY CORP              com              881628101        4 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109     6847 263764.00SH       SOLE                263764.00
WATERS CORP                    com              941848103     4330 117197.00SH       SOLE                117197.00
WYETH                          com              983024100      220  5100.00 SH       SOLE                  5100.00
FIDELITY ADV SHORT FIXED                        315807859      147 16929.13 SH       SOLE                 16929.13